Related party transactions and balances (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Allowance for expected credit loss for related parties	$ 144,767
Manadr Medical Holdings Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Services amounting	465,377	470,025	381,354
Goods and services	318,723	405,494	90,415
Receivables balance	146,250	147,312
Payable balance	$ 60,125	63,004
Related party credit term	The credit term is 30 days.
Kim JL Healthcare Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Services amounting	$ 4,785	16,290	37,058
Goods and services	18,591	2,166	77
Receivables balance	4,095	10,319
Payable balance	$ 5,268	877
Related party credit term	The credit term is 30 days.
EC Family Clinic Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Services amounting	$ 6,223	5,930	5,132
Goods and services	467	477	278
Receivables balance	2,530	1,793
Payable balance	$ 215	221
Related party credit term	The credit term is 30 days.
Rachel Teoh Pui Pui [Member]
Related Party Transaction [Line Items]
Goods and services	$ 3,103	8,354	1,431
Payable balance		798
Siaw Tung Yeng [Member]
Related Party Transaction [Line Items]
Goods and services	46,651	46,750	$ 34,333
Payable balance	$ 7,721	$ 140,862